Report Of The Directors Financial Review Capital Report - Transitional own funds disclosure (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Common equity tier 1 (‘CET1’) capital: instruments and reserves
Capital instruments and the related share premium accounts	$ 18,932	$ 21,310
Retained earnings	124,679	129,552
Accumulated other comprehensive income (and other reserves)	9,433	560
Minority interests (amount allowed in consolidated CET1)	4,905	3,878
Independently reviewed interim net profits net of any foreseeable charge or dividend	608	(6,009)
Common equity tier 1 capital before regulatory adjustments	158,557	149,291
Common equity tier 1 capital: regulatory adjustments
Additional value adjustments	(1,146)	(1,358)
Intangible assets (net of related deferred tax liability)	(16,872)	(15,037)
Deferred tax assets that rely on future profitability excluding those arising from temporary differences (net of related tax liability)	(1,181)	(1,696)
Fair value reserves related to gains or losses on cash flow hedges	208	(52)
Negative amounts resulting from the calculation of expected loss amounts	(2,820)	(4,025)
Gains or losses on liabilities at fair value resulting from changes in own credit standing	3,731	1,052
Defined-benefit pension fund assets	(6,740)	(3,680)
Direct and indirect holdings of own CET1 instruments	(40)	(1,573)
Direct, indirect and synthetic holdings by the institution of the CET1 instruments of financial sector entities where the institution has a significant investment in those entities (amount above 10% threshold and net of eligible short positions)	(7,553)	(6,370)
Total regulatory adjustments to common equity tier 1	(32,413)	(32,739)
Common equity tier 1 capital	126,144	116,552
Additional tier 1 (‘AT1’) capital: instruments
Capital instruments and the related share premium accounts	16,399	11,259
Amount of qualifying items and the related share premium accounts subject to phase out from AT1	6,622	7,946
Qualifying tier 1 capital included in consolidated AT1 capital (including minority interests not included in CET1) issued by subsidiaries and held by third parties	1,901	2,419
– of which: instruments issued by subsidiaries subject to phase out	1,374	1,522
Additional tier 1 capital before regulatory adjustments	24,922	21,624
Additional tier 1 capital: regulatory adjustments
Direct and indirect holdings of own AT1 instruments	(60)	(60)
Residual amounts deducted from AT1 capital with regard to deduction from tier 2 (‘T2’) capital during the transitional period	(52)	(94)
Total regulatory adjustments to additional tier 1 capital	(112)	(154)
Additional tier 1 capital	24,810	21,470
Tier 1 capital (T1 CET1 AT1)	150,954	138,022
Tier 2 capital: instruments and provisions
Capital instruments and the related share premium accounts	16,880	16,732
Amount of qualifying items and the related share premium accounts subject to phase out from T2	4,746	5,695
Qualifying own funds instruments included in consolidated T2 capital (including minority interests and AT1 instruments not included in CET1 or AT1) issued by subsidiaries and held by third parties	10,306	12,323
– of which: instruments issued by subsidiaries subject to phase out	10,236	12,283
Tier 2 capital before regulatory adjustments	31,932	34,750
Tier 2 capital: regulatory adjustments
Direct and indirect holdings of own T2 instruments	(40)	(40)
Direct and indirect holdings by the institution of the T2 instruments and subordinated loans of financial sector entities where the institution has a significant investment in those entities (net of eligible short positions)	(463)	(374)
Total regulatory adjustments to tier 2 capital	(503)	(414)
Tier 2 capital	31,429	34,336
Total capital (TC T1 T2)	$ 182,383	$ 172,358